BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 10,720,178	$ 41,792,830
Prepaid expenses and other current assets	371,276	1,997,904
Total current assets	11,091,454	43,790,734
Prepaid research and development expenses		603,737
Operating lease right-of-use asset		767,828
Other assets		154,176
Total assets	11,091,454	45,316,475
Current liabilities:
Accounts payable	329,304	868,115
Accrued expenses	5,381,744	5,225,557
Lease liabilities	66,844	741,558
Total current liabilities	5,777,892	6,835,230
Lease liabilities, net of current portion		66,844
Total liabilities	5,777,892	6,902,074
Stockholders' equity:
Preferred stock; $0.001 par value; 5,000,000 shares authorized, no shares issued and outstanding at September 30, 2024 and December 31, 2023
Common stock; $0.001 par value; 150,000,000 shares authorized at September 30, 2024; 100,000,000 shares authorized at December 31, 2023; 64,483,958 shares issued and outstanding at September 30, 2024; 64,393,744 shares issued and outstanding at December 31, 2023	64,484	64,394
Additional paid-in capital	499,613,448	494,835,219
Accumulated deficit	(494,364,370)	(456,485,212)
Total stockholders' equity	5,313,562	38,414,401
Total liabilities and stockholders' equity	$ 11,091,454	$ 45,316,475